Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 11,718	$ 10,679
Due to container investors, net	20,007	17,985
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	9,729	7,639
Prepaid expenses and other current assets	77	42
Accounts payable and accrued expenses	(1,517)	(375)
Due from to related party	$ 8,289	$ 7,306